16. DISCONTINUED OPERATIONS: Schedule of Net Cash Flows attributable to Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of Net Cash Flows attributable to Discontinued Operations

Year ended December 31,
	2019	2018	2017
	$	$	$
Operating Activities
Net loss from discontinued operations	(189,356)	(678,661)	(1,439,141)
Adjustment for the non-cash items:
Amortization	6,301	9,266	9,529
Write-down of inventories	109,941	227,025	745,977
Write-down of equipment	14,704	-	-

Change in working capital items:
Accounts receivable	264,806	170,157	268,968
Prepaid expenses and deposits	-	5,438	(410,939)
Inventories	(7,442)	(118,299)	99,085
Accounts payable and accrued liabilities	(23,027)	70,917	-
	175,927	(314,157)	(726,521)

Investing Activities
Purchase of equipment	-	(5,000)	(3,784)

Increase (Decrease) in Cash	175,927	(319,157)	(730,305)